Income Taxes (Details) - Schedule of Deferred Tax Asset and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax asset:
Tax loss carry forward	$ 16,956,748	$ 14,865,121
Share-based payment expenses	229,126	948,893
Depreciation and amortization	128,866
Impairment of long-lived assets	92,416
Deferred tax asset, net	17,407,156	15,814,014
Deferred tax liability:
Depreciation and amortization		(108,926)
Net deferred tax assets before valuation allowance	17,407,156	15,705,088
Valuation allowance	(17,407,156)	(15,705,088)	$ (12,632,164)	$ (9,561,560)
Deferred tax asset, net